Events after reporting period	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
22.	Events after the reporting period
On July 4, 2022, Comet Therapeutics, Inc. was merged into VectivBio Comet AG, taking over all assets and liabilities of Comet Therapeutics, Inc. at book value. The Intellectual Property right is the relevant asset of Comet Therapeutics, Inc. and the fair value of the IP amounts to USD 6.43 million (CHF 5.86 million).
On October
12
, 2022, we entered into an amendment to our note financing agreement, or the Amended Loan, with Kreos Capital VI (UK) Limited, or Kreos. The total amount of borrowings available under the Amended Loan remains unchanged from the EUR equivalent of up to USD 75.0 million in borrowing capacity that was provided under the master loan line in the original loan. The master loan line is comprised of two loan facilities, of which the EUR equivalent of USD 18.75 million is a convertible loan line, or the Convertible Loan, and the EUR equivalent of USD 56.25 million is a term loan line, or the Term Loan, each of which may be drawn down in tranches as follows:

•	Loan A: Convertible Loan – EUR equivalent of USD 12.5 million; Term Loan – EUR equivalent of USD 37.5 million; and

•	Loan B: Convertible Loan – EUR equivalent of USD 6.25 million; Term Loan – EUR equivalent of USD 18.75 million.
Loan A has been extended and will be available for drawdown until May 31, 2024. Loan B has been extended and will be available for drawdown until June 30, 2024. Contemporaneously with execution of the Amended Loan, we delivered to Kreos drawdown requests under Loan A for an aggregate amount equal to the EUR equivalent of USD 10 million. Under the Amended Loan, we must deliver to Kreos further drawdown requests under Loan A for an aggregate amount equal to the EUR equivalent of USD 10 million by September 30, 2023. The Amended Loan also contains certain repayment fees and granted Kreos the right to receive additional warrants on prepayment of borrowings. The financial effect of the Amended Loan on the Group is yet to be estimated.